UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Vincent P. Corti
The Investment Company of America
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Investment Company of America®
Investment portfolio

September 30, 2012
unaudited

Common stocks — 88.26%	Shares	Value (000)

ENERGY — 13.59%
Apache Corp.	4,870,000	$421,109
Baker Hughes Inc.	12,571,000	568,586
BP PLC	133,484,340	940,878
BP PLC (ADR)	3,676,953	155,756
Canadian Natural Resources, Ltd.	5,540,000	170,917
Chevron Corp.	9,480,000	1,104,989
ConocoPhillips	10,675,000	610,396
Devon Energy Corp.	3,155,000	190,877
Diamond Offshore Drilling, Inc.	2,025,000	133,265
Eni SpA	3,148,654	68,866
EOG Resources, Inc.	4,232,200	474,218
Halliburton Co.	8,259,700	278,269
Range Resources Corp.	245,000	17,118
Royal Dutch Shell PLC, Class A (ADR)	12,833,700	890,787
Royal Dutch Shell PLC, Class B	12,150,000	431,244
Royal Dutch Shell PLC, Class B (ADR)	2,975,498	212,153
Schlumberger Ltd.	15,674,999	1,133,773
TOTAL SA	3,000,000	148,809
		7,952,010

MATERIALS — 3.68%
ArcelorMittal	7,540,000	108,132
Barrick Gold Corp.	3,739,100	156,145
Dow Chemical Co.	42,502,000	1,230,858
International Flavors & Fragrances Inc.	3,005,000	179,038
POSCO	136,000	44,725
Praxair, Inc.	3,439,500	357,295
United States Steel Corp.	4,160,000	79,331
		2,155,524

INDUSTRIALS — 9.97%
CSX Corp.	32,087,748	665,821
Danaher Corp.	3,800,000	209,570
Deere & Co.	2,800,000	230,972
Emerson Electric Co.	2,130,000	102,815
European Aeronautic Defence and Space Co. EADS NV	3,935,000	124,723
General Dynamics Corp.	13,059,800	863,514
General Electric Co.	27,725,000	629,635
Illinois Tool Works Inc.	6,400,000	380,608
Lockheed Martin Corp.	2,790,820	260,607
Masco Corp.1	22,329,069	336,053
R.R. Donnelley & Sons Co.1	10,135,000	107,431
Republic Services, Inc.	2,500,000	68,775
Southwest Airlines Co.	2,403,800	21,081
Union Pacific Corp.	3,193,900	379,116
United Continental Holdings, Inc.2	7,950,000	155,025
United Parcel Service, Inc., Class B	4,750,000	339,957
United Technologies Corp.	7,561,852	592,017
Waste Management, Inc.	11,500,000	368,920
		5,836,640

CONSUMER DISCRETIONARY — 11.51%
Amazon.com, Inc.2	2,885,000	733,713
Comcast Corp., Class A	9,273,400	331,710
Comcast Corp., Class A, special nonvoting shares	7,000,000	243,600
Daimler AG	960,000	46,465
DIRECTV2	2,500,000	131,150
General Motors Co.2	35,490,500	807,409
Harley-Davidson, Inc.	2,650,000	112,280
Home Depot, Inc.	23,995,000	1,448,578
Honda Motor Co., Ltd.	1,125,000	34,554
Johnson Controls, Inc.	11,898,000	326,005
Kohl’s Corp.	5,255,700	269,197
McDonald’s Corp.	2,000,000	183,500
News Corp., Class A	30,500,000	748,165
NIKE, Inc., Class B	3,578,100	339,598
Nordstrom, Inc.	1,500,000	82,770
Time Warner Cable Inc.	4,362,727	414,721
Time Warner Inc.	10,624,000	481,586
		6,735,001

CONSUMER STAPLES — 11.29%
Altria Group, Inc.	32,080,000	1,071,151
Avon Products, Inc.	3,000,000	47,850
Coca-Cola Co.	13,606,600	516,098
ConAgra Foods, Inc.	5,521,100	152,327
CVS/Caremark Corp.	11,000,000	532,620
General Mills, Inc.	3,920,000	156,212
Hillshire Brands Co.	1,000,000	26,780
Kellogg Co.	1,000,000	51,660
Kimberly-Clark Corp.	1,500,000	128,670
Kraft Foods Inc., Class A	18,374,168	759,772
Lorillard, Inc.	1,340,000	156,043
Molson Coors Brewing Co., Class B	2,308,095	103,980
PepsiCo, Inc.	6,097,500	431,520
Philip Morris International Inc.	26,841,072	2,414,086
Reynolds American Inc.	1,333,332	57,787
		6,606,556

HEALTH CARE — 9.06%
Abbott Laboratories	20,508,938	1,406,093
Alexion Pharmaceuticals, Inc.2	2,350,000	268,840
Amgen Inc.	15,140,000	1,276,605
Bayer AG	2,181,500	187,347
Boston Scientific Corp.2	12,830,000	73,644
Gilead Sciences, Inc.2	13,730,600	910,751
GlaxoSmithKline PLC	6,000,000	138,308
Johnson & Johnson	600,000	41,346
Medtronic, Inc.	3,562,500	153,615
Merck & Co., Inc.	2,800,000	126,280
Novartis AG	5,199,000	318,131
Novartis AG (ADR)	921,556	56,455
Pfizer Inc	4,025,000	100,021
St. Jude Medical, Inc.	5,742,000	241,910
		5,299,346

FINANCIALS — 4.98%
American Express Co.	900,000	51,174
Aon PLC, Class A	8,975,000	469,303
Capital One Financial Corp.	6,500,000	370,565
Citigroup Inc.	20,110,455	658,014
Credit Suisse Group AG	7,239,400	153,409
Genworth Financial, Inc., Class A2	8,979,101	46,961
HSBC Holdings PLC (ADR)	1,529,416	71,057
HSBC Holdings PLC (United Kingdom)	4,869,240	45,078
JPMorgan Chase & Co.	17,690,000	716,091
Société Générale2	3,432,877	97,492
Wells Fargo & Co.	6,850,000	236,530
		2,915,674

INFORMATION TECHNOLOGY — 13.29%
Accenture PLC, Class A	2,250,000	157,567
Adobe Systems Inc.2	3,130,000	101,600
Apple Inc.	1,555,000	1,037,589
Automatic Data Processing, Inc.	4,023,043	235,992
Broadcom Corp., Class A	2,200,000	76,076
Cisco Systems, Inc.	4,643,000	88,635
Corning Inc.	5,500,000	72,325
Flextronics International Ltd.2	7,500,000	45,000
Google Inc., Class A2	271,200	204,620
Hewlett-Packard Co.	25,778,700	439,785
Intel Corp.	16,840,000	381,931
International Business Machines Corp.	1,624,741	337,052
KLA-Tencor Corp.	6,276,900	299,440
Linear Technology Corp.	4,450,000	141,732
Maxim Integrated Products, Inc.	2,757,700	73,410
Microsoft Corp.	52,650,500	1,567,932
Nokia Corp.	40,525,464	104,675
Nokia Corp. (ADR)	5,652,400	14,527
Oracle Corp.	33,835,000	1,065,464
Samsung Electronics Co. Ltd.	375,500	454,752
Texas Instruments Inc.	24,325,000	670,154
Xilinx, Inc.	4,254,500	142,143
Yahoo! Inc.2	3,967,300	63,378
		7,775,779

TELECOMMUNICATION SERVICES — 6.05%
AT&T Inc.	43,000,000	1,621,100
CenturyLink, Inc.	6,096,000	246,278
Sprint Nextel Corp., Series 12	143,380,000	791,458
Verizon Communications Inc.	13,944,600	635,456
Vodafone Group PLC	85,950,000	243,927
		3,538,219

UTILITIES — 2.83%
Dominion Resources, Inc.	9,403,824	497,839
Exelon Corp.	5,120,600	182,191
FirstEnergy Corp.	4,443,500	195,958
GDF SUEZ	15,358,425	343,412
NextEra Energy, Inc.	300,000	21,099
PG&E Corp.	2,225,000	94,941
Public Service Enterprise Group Inc.	10,000,000	321,800
		1,657,240

MISCELLANEOUS — 2.01%
Other common stocks in initial period of acquisition		1,178,225

Total common stocks (cost: $37,371,766,000)		51,650,214

	Shares or
Convertible securities — 0.69%	principal amount

MATERIALS — 0.08%
ArcelorMittal 5.00% convertible debenture 2014	$48,620,000	49,836

CONSUMER DISCRETIONARY — 0.58%
General Motors Co., Series B, 4.75% convertible preferred 2013	9,060,850	337,788

FINANCIALS — 0.03%
Credit Suisse Group AG 4.00% convertible notes 2013	CHF13,569,000	17,789

Total convertible securities (cost: $491,702,000)		405,413

	Principal amount
Bonds & notes — 1.22%	(000)

ENERGY — 0.01%
Chevron Corp. 4.95% 2019	$5,000	6,072

MATERIALS — 0.01%
Dow Chemical Co. 4.125% 2021	500	545
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	5,177
		5,722

INDUSTRIALS — 0.06%
Burlington Northern Santa Fe LLC 5.75% 2018	5,000	6,110
CSX Corp. 6.25% 2015	5,000	5,701
Honeywell International Inc. 5.00% 2019	4,090	4,887
Norfolk Southern Corp. 5.75% 2018	2,500	3,013
Raytheon Co. 4.40% 2020	3,055	3,546
Union Pacific Corp. 6.125% 2020	5,000	6,250
United Technologies Corp. 3.10% 2022	2,500	2,670
Waste Management, Inc. 2.60% 2016	445	468
		32,645

CONSUMER DISCRETIONARY — 0.03%
Comcast Corp. 6.30% 2017	5,120	6,317
Kohl’s Corp. 6.25% 2017	3,500	4,283
News America Inc. 6.90% 2019	5,000	6,292
		16,892

CONSUMER STAPLES — 0.03%
British American Tobacco International Finance PLC 9.50% 20183	5,000	6,980
Kraft Foods Inc. 2.625% 2013	2,555	2,585
PepsiCo, Inc. 2.50% 2016	2,500	2,641
Tesco PLC 5.50% 20173	2,506	2,936
		15,142

HEALTH CARE — 0.03%
Boston Scientific Corp. 6.00% 2020	1,250	1,488
Cardinal Health, Inc. 5.80% 2016	2,905	3,401
Novartis Securities Investment Ltd. 5.125% 2019	2,500	3,009
Pfizer Inc 6.20% 2019	2,500	3,190
Roche Holdings Inc. 6.00% 20193	2,500	3,141
WellPoint, Inc. 7.00% 2019	4,200	5,247
		19,476

FINANCIALS — 0.18%
Bank of America Corp. 3.75% 2016	225	239
Bank of America Corp., Series L, 3.625% 2016	250	264
Boston Properties, Inc. 5.875% 2019	5,000	5,990
Citigroup Inc. 4.587% 2015	1,387	1,506
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)4	62,936	71,735
Northern Trust Corp. 4.625% 2014	2,650	2,820
Regions Bank, junior subordinated 7.50% 2018	4,350	5,144
Regions Financial Corp. 7.75% 2014	13,082	14,587
Simon Property Group, LP 4.20% 2015	2,600	2,770
		105,055

INFORMATION TECHNOLOGY — 0.00%
Xerox Corp. 2.95% 2017	750	776

TELECOMMUNICATION SERVICES — 0.43%
Sprint Capital Corp. 6.90% 2019	17,200	17,931
Sprint Nextel Corp. 11.50% 2021	101,775	127,855
Sprint Nextel Corp. 8.375% 2017	7,825	8,744
Sprint Nextel Corp. 9.125% 2017	83,400	94,868
Vodafone Group PLC 5.625% 2017	2,000	2,383
		251,781

MORTGAGE-BACKED OBLIGATIONS5 — 0.09%
Fannie Mae 2.50% 2027	5,000	5,245
Fannie Mae 3.50% 2025	3,725	3,968
Fannie Mae 3.50% 2042	2,956	3,191
Fannie Mae 3.50% 2042	10,004	10,802
Fannie Mae 4.00% 2041	13,515	14,859
Fannie Mae 4.50% 2041	8,541	9,502
Fannie Mae 6.00% 2038	287	318
Fannie Mae 6.00% 2038	3,014	3,340
Fannie Mae 6.00% 2038	3,079	3,399
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2040	500	511
		55,135

U.S. TREASURY BONDS & NOTES — 0.23%
U.S. TREASURY — 0.21%
U.S. Treasury 0.875% 2017	500	507
U.S. Treasury 1.00% 2016	2,500	2,554
U.S. Treasury 1.00% 2017	3,500	3,571
U.S. Treasury 1.125% 2019	3,000	3,030
U.S. Treasury 1.25% 2014	10,000	10,141
U.S. Treasury 1.375% 2012	25,000	25,038
U.S. Treasury 1.75% 2022	1,000	1,015
U.S. Treasury 4.00% 2018	10,000	11,860
U.S. Treasury 4.125% 2015	10,000	10,999
U.S. Treasury 4.625% 2016	20,000	23,377
U.S. Treasury 8.00% 2021	20,000	31,345
		123,437

U.S. TREASURY INFLATION-PROTECTED SECURITIES6 — 0.02%
U.S. Treasury Inflation-Protected Security 0.125% 2016	2,076	2,201
U.S. Treasury Inflation-Protected Security 0.125% 2017	2,017	2,174
U.S. Treasury Inflation-Protected Security 0.125% 2022	2,491	2,723
U.S. Treasury Inflation-Protected Security 0.125% 2022	3,037	3,316
		10,414

Total U.S. Treasury bonds & notes		133,851

FEDERAL AGENCY BONDS & NOTES — 0.12%
Federal Home Loan Bank 3.625% 2013	50,000	51,796
Freddie Mac 1.00% 2017	5,000	5,054
Freddie Mac 5.00% 2014	10,000	10,853
		67,703

Total bonds & notes (cost: $626,027,000)		710,250

Short-term securities — 9.56%

Chevron Corp. 0.11% due 10/18–11/27/20123	56,900	56,893
Coca-Cola Co. 0.23%–0.25% due 10/15/2012–1/23/20133	85,696	85,669
E.I. duPont de Nemours and Co. 0.13%–0.15% due 10/15–11/19/20123	74,315	74,305
Fannie Mae 0.11%–0.18% due 10/16/2012–7/1/2013	1,408,759	1,408,261
Federal Farm Credit Banks 0.10%–0.22% due 10/29/2012–8/29/2013	411,000	410,588
Federal Home Loan Bank 0.11%–0.22% due 10/11/2012–9/12/2013	1,328,000	1,327,560
Freddie Mac 0.12%–0.22% due 10/25/2012–7/8/2013	947,650	947,184
General Electric Capital Corp. 0.23% due 12/13/2012	53,200	53,185
Google Inc. 0.14% due 11/20/20123	10,400	10,397
John Deere Credit Ltd. 0.13%–0.16% due 10/4–11/5/20123	34,000	33,999
JPMorgan Chase & Co. 0.28% due 10/31/2012	50,000	49,993
Jupiter Securitization Co., LLC 0.16%–0.21% due 10/1–10/17/20123	75,000	74,996
National Rural Utilities Cooperative Finance Corp. 0.13% due 10/10/2012	15,000	14,999
Paccar Financial Corp. 0.11%–0.12% due 10/3–11/2/2012	58,900	58,895
Private Export Funding Corp. 0.16%–0.29% due 12/3/2012–3/11/20133	107,110	106,979
Procter & Gamble Co. 0.13%–0.15% due 10/29–12/10/20123	118,400	118,383
Regents of the University of California 0.22% due 10/22/2012	26,607	26,603
Straight-A Funding LLC 0.18% due 10/1–10/25/20123	127,681	127,674
U.S. Treasury Bill 0.125%–0.193% due 10/11/2012–9/19/2013	347,700	347,399
Variable Funding Capital Company LLC 0.16% due 10/1–10/26/20123	70,472	70,468
Wal-Mart Stores, Inc. 0.11%–0.12% due 10/2–10/11/20123	144,900	144,898
Wells Fargo & Co. 0.15%–0.16% due 11/16–12/7/2012	43,200	43,181

Total short-term securities (cost: $5,592,051,000)		5,592,509

Total investment securities (cost: $44,081,546,000)		58,358,386
Other assets less liabilities		160,089

Net assets		$58,518,475

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
2Security did not produce income during the last 12 months.
3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $917,718,000, which represented 1.57% of the net assets of the fund.
4Coupon rate may change periodically.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Index-linked bond whose principal amount moves with a government price index.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares.  Further details on these holdings and related transactions during the nine months ended September 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 9/30/2012 (000)

Masco Corp.	23,258,069	—	929,000	22,329,069	$5,233	$336,053
R.R. Donnelley & Sons	8,935,000	1,200,000	—	10,135,000	7,795	107,431
					$13,028	$443,484

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2012 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$7,952,010	$—	$—	$7,952,010
Materials	2,155,524	—	—	2,155,524
Industrials	5,836,640	—	—	5,836,640
Consumer discretionary	6,735,001	—	—	6,735,001
Consumer staples	6,606,556	—	—	6,606,556
Health care	5,299,346	—	—	5,299,346
Financials	2,915,674	—	—	2,915,674
Information technology	7,775,779	—	—	7,775,779
Telecommunication services	3,538,219	—	—	3,538,219
Utilities	1,657,240	—	—	1,657,240
Miscellaneous	1,178,225	—	—	1,178,225
Convertible securities	337,788	67,625	—	405,413
Bonds & notes	—	710,250	—	710,250
Short-term securities	—	5,592,509	—	5,592,509
Total	$51,988,002	$6,370,384	$—	$58,358,386

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$16,480,752
Gross unrealized depreciation on investment securities	(2,214,207)
Net unrealized appreciation on investment securities	14,266,545
Cost of investment securities for federal income tax purposes	44,091,841

Key to abbreviations

ADR = American Depositary Receipts
CHF = Swiss francs

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-004-1112O-S32848

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: November 28, 2012

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: November 28, 2012